Related party transactions - Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Related Party Transaction [Line Items]
Total	₨ 128,593.2	$ 1,370.5	₨ 131,414.7
Others
Related Party Transaction [Line Items]
Loans	20.0		28.2
Other assets	1,419.5		1,713.7
Investments available for sale securities	28,449.4		28,498.1
Total	29,888.9		30,240.0
Related Party
Related Party Transaction [Line Items]
Loans	20.0	0.2	28.2
Other assets	1,419.5	15.1	1,713.7
Investments available for sale securities	28,449.4	303.2	28,498.1
Total	₨ 29,888.9	$ 318.5	₨ 30,240.0